Income Taxes 4 (Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Apr. 28, 2013
Income Tax Contingency [Line Items]
Unremitted earnings of foreign subsidiaries	$ 42
Successor [Member]
Income Tax Contingency [Line Items]
Depreciation/amortization	686	775
Benefit plans	109	81
Deferred income	217	259
Financing costs	0	0
Indefinite lived intangible assets	3,493	3,691
Unremitted earnings of foreign subsidiaries	42	345
Other	54	58
Deferred tax liabilities	4,601	5,209
Operating loss carryforwards/carrybacks	(110)	(366)
Benefit plans	(145)	(87)
Depreciation/amortization	(404)	(358)
Tax credit carryforwards	(36)	(71)
Deferred income	(15)	(93)
Other	(149)	(130)
Deferred tax assets	(859)	(1,105)
Valuation allowance	64	78
Net deferred tax liabilities	3,806	4,182
Predecessor [Member]
Income Tax Contingency [Line Items]
Depreciation/amortization			394
Benefit plans			41
Deferred income			96
Financing costs			117
Indefinite lived intangible assets			439
Unremitted earnings of foreign subsidiaries			2
Other			47
Deferred tax liabilities			1,136
Operating loss carryforwards/carrybacks			(91)
Benefit plans			(212)
Depreciation/amortization			(158)
Tax credit carryforwards			(111)
Deferred income			(19)
Other			(98)
Deferred tax assets			(689)
Valuation allowance			46
Net deferred tax liabilities			$ 493